Transactions with related parties - Dynagas Ltd. (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction
Management fees annual upward percentage adjustment	3.00%	4.00%	4.00%
Daily management fee	$ 2,500
Lump sum payable to the management company for the supervision of vessels construction	700,000	700,000	700,000
Management services agreement duration	8 years
Fees charged for technical and administrative services	2,737,000	2,638,000	2,529,000
Charter Hire Commission payable to the Management company	1.25%	1.25%	1.25%
Commissions charged for commercial services	1,011,000	981,000	638,000
Amount payable to Dynagas Ltd		3,619,000
Amount payable arising out of fleet operations		240,000
Working capital advances granted to Dynagas Ltd	1,456,000	0
Advance payment per vessel under management agreement	225,000	180,000
Management fee paid in advance	675,000	540,000
Management agreement terms	The agreements will terminate automatically after a change of control of the owners and/or of the owner's ultimate parent, in which case an amount equal to the estimated remaining fees but in any case not less than for a period of at the least 36 months and not more than 60 months will become payable to the Manager.
Minimum Daily Management Fee
Related Party Transaction
Daily management fee		2,340	2,250
Maximum Daily Management Fee
Related Party Transaction
Daily management fee		$ 2,430	$ 2,340